1604(b)(5) De-SPAC, Material Financing Transactions	Sep. 22, 2026
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]

PlusAI will take all actions necessary or appropriate so that, immediately prior to the Closing, (1) all shares of PlusAI preferred stock will be converted into shares of PlusAI common stock (the “Preferred Conversion”) and (2) all PlusAI SAFEs will be converted into shares of PlusAI common stock in accordance with the terms of such PlusAI SAFEs, in each case pursuant to the terms of the Merger Agreement (the “SAFE Conversion” and, together with the Preferred Conversion, the “Conversion”). With respect to shares of PlusAI Class B common stock, all such shares will convert into Post-Closing Company Class B common stock in connection with the Merger. With respect to shares of PlusAI LV preferred stock, all such shares will convert into PlusAI Class A common stock, which will convert into Post-Closing Company Class C common stock in connection with the Merger. See the section entitled “Description of Securities” for more information regarding the voting rights of the Post-Closing Company Class B common stock and Post-Closing Company Class C common stock. All of the PlusAI preferred stock and PlusAI SAFEs which convert into PlusAI common stock will no longer be outstanding, and each holder of PlusAI preferred stock and PlusAI SAFEs will thereafter cease to have any rights with respect to such PlusAI preferred stock and PlusAI SAFEs, respectively.

De-SPAC, Material Financing Transactions, Anticipated Use of Proceeds [Text Block]

Sources and Uses of Funds for the Transactions

The following tables summarize the sources and uses for funding the Transactions under the following scenarios:

No Redemption Scenario

These figures assume that (1) no TVA III Public Shareholders exercise their redemption rights in connection with the Transactions, (2) the Post-Closing Company issues 117,602,425 shares of Post-Closing Company common stock to PlusAI stockholders (which includes holders of PlusAI preferred stock, PlusAI common stock, and PlusAI SAFEs, that, pursuant to the Conversion, are converted to PlusAI common stock immediately prior to the Merger), and (3) there has been no additional incremental financing raised by PlusAI. If the actual facts are different from these assumptions, then the amounts and shares outstanding after the Closing will be different and those changes could be material.

	Sources		Uses
	($ in millions)		($ in millions)
Existing Plus Shareholder Rollover Equity value	$800.0	Existing Plus Shareholder Rollover Equity value	$800.0
Cash in trust account stockholders(1)	236.6	Cash to balance sheet	266.6
Existing Cash Balances	18.6	Transaction expenses(2)(3)	29.0
PIPE Financing	61.5	Redemption of TVA Class A shares held by TVA public stockholders	—
		Cash redemption of Plus SAFE	10.0
		Forward purchase agreement prepayments	11.1
Total sources	$1,116.7	Total uses	$1,116.7

(1)
Represents the trust account balance of $236.6 million as of June 30, 2026.
(2)
Reflects the cash disbursement for the preliminary estimated direct and incremental transaction costs of $16.5 million to be incurred by TVA III prior to, or concurrent with, the closing, including (a) the deferred underwriting fees, (b) Advisory Fee payable, (c) other fees, costs and expenses related to the extension of directors’ and officers’ liability insurance by obtaining a six-year “tail” policy for TVA III current directors and officers and (d) repayments of amounts pursuant to the Working Capital Loans.
(3)
Reflects preliminary estimated unpaid direct and incremental transaction costs incurred by PlusAI and TVA III prior to, or concurrent with, the closing.

25% Redemption Scenario

These figures assume that (1) TVA III Public Shareholders holding an aggregate of 5,625,000 TVA III public shares exercise their redemption rights in connection with the Transactions, (2) the Post-Closing Company issues 117,602,425 shares of Post-Closing Company common stock to PlusAI stockholders (which includes holders of PlusAI preferred stock, PlusAI common stock, and PlusAI SAFEs, that, pursuant to the Conversion, are converted to PlusAI common stock immediately prior to the Merger), and (3) there has been no additional incremental financing raised by PlusAI. If the actual facts are different from these assumptions, then the amounts and shares outstanding after the Closing will be different and those changes could be material.

	Sources		Uses
	($ in millions)		($ in millions)
Existing Plus Shareholder Rollover Equity value	$800.0	Existing Plus Shareholder Rollover Equity value	$800.0
Cash in trust account stockholders(1)	236.6	Cash to balance sheet	209.7
Existing Cash Balances	18.6	Transaction expenses(2)(3)	26.8
PIPE Financing	61.5	Redemption of TVA Class A shares held by TVA public stockholders	59.1
		Cash redemption of Plus SAFE	10.0
		Forward purchase agreement prepayments	11.1
Total sources	$1,116.7	Total uses	$1,116.7

(1)
Represents the trust account balance of $236.6 million as of June 30, 2026.
(2)
Reflects the cash disbursement for the preliminary estimated direct and incremental transaction costs of $16.5 million to be incurred by TVA III prior to, or concurrent with, the closing, including (a) the deferred underwriting fees, (b) Advisory Fee payable, (c) other fees, costs and expenses related to the extension of directors’ and officers’ liability insurance by obtaining a six-year “tail” policy for TVA III current directors and officers and (d) repayments of amounts pursuant to the Working Capital Loans.
(3)
Reflects preliminary estimated unpaid direct and incremental transaction costs incurred by PlusAI and TVA III prior to, or concurrent with, the closing.

50% Redemption Scenario

These figures assume that (1) TVA III public shareholders holding an aggregate of 11,250,000 TVA III public shares exercise their redemption rights in connection with the Transactions, (2) the Post-Closing Company issues 117,602,425 shares of Post-Closing Company common stock to PlusAI stockholders (which includes holders of PlusAI preferred stock, PlusAI common stock, and PlusAI SAFEs, that, pursuant to the Conversion, are converted to PlusAI common stock immediately prior to the Merger), and (3) there has been no additional incremental financing raised by PlusAI. If the actual facts are different from these assumptions, then the amounts and shares outstanding after the Closing will be different and those changes could be material.

	Sources		Uses
	($ in millions)		($ in millions)
Existing Plus Shareholder Rollover Equity value	$800.0	Implied Seller Rollover Equity value	$800.0
Cash in trust account stockholders(1)	236.6	Cash to balance sheet	152.8
Existing Cash Balances	18.6	Transaction expenses(2)(3)	24.5
PIPE Financing	61.5	Redemption of TVA Class A shares held by TVA public stockholders	118.3
		Cash redemption of Plus SAFE	10.0
		Forward purchase agreement prepayments	11.1
Total sources	$1,116.7	Total uses	$1,116.7

(1)
Represents the trust account balance of $236.6 million as of June 30, 2026.
(2)
Reflects the cash disbursement for the preliminary estimated direct and incremental transaction costs of $16.5 million to be incurred by TVA III prior to, or concurrent with, the closing, including (a) the deferred underwriting fees, (b) Advisory Fee payable, (c) other fees, costs and expenses related to the extension of directors’ and officers’ liability insurance by obtaining a six-year “tail” policy for TVA III current directors and officers and (d) repayments of amounts pursuant to the Working Capital Loans.
(3)
Reflects preliminary estimated unpaid direct and incremental transaction costs incurred by PlusAI and TVA III prior to, or concurrent with, the closing.

Maximum Redemption Scenario

These figures assume that (1) TVA III Public Shareholders holding an aggregate of 21,450,000 TVA III public shares exercise their redemption rights in connection with the Transactions (with the Sponsor Affiliate not redeeming its TVA III public shares), (2) the Post-Closing Company issues 117,602,425 shares of Post-Closing Company common stock to PlusAI stockholders (which includes holders of PlusAI preferred stock, PlusAI common stock, and PlusAI SAFEs, that, pursuant to the Conversion, are converted to PlusAI common stock immediately prior to the Merger), and (3) there has been no additional incremental financing raised by PlusAI. If the actual facts are different from these assumptions, then the amounts and shares outstanding after the Closing will be different and those changes could be material.

	Sources		Uses
	($ in millions)		($ in millions)
Existing Plus Shareholder Rollover Equity value	$800.0	Existing Plus Shareholder Rollover Equity value	$800.0
Cash in trust account stockholders(1)	236.6	Cash to balance sheet	49.7
Existing Cash Balances	18.6	Transaction expenses(2)(3)	20.4
PIPE Financing	61.5	Redemption of TVA Class A shares held by TVA public stockholders	225.5
		Cash redemption of Plus SAFE	10.0
		Forward purchase agreement prepayments	11.1
Total sources	$1,116.7	Total uses	$1,116.7

(1)
Represents the trust account balance of $236.6 million as of June 30, 2026.
(2)
Reflects the cash disbursement for the preliminary estimated direct and incremental transaction costs of $16.5 million to be incurred by TVA III prior to, or concurrent with, the closing, including (a) the deferred underwriting fees, (b) Advisory Fee payable, (c) other fees, costs and expenses related to the extension of directors’ and officers’ liability insurance by obtaining a six-year “tail” policy for TVA III current directors and officers and (d) repayments of amounts pursuant to the Working Capital Loans.
(3)
Reflects preliminary estimated unpaid direct and incremental transaction costs incurred by PlusAI and TVA III prior to, or concurrent with, the closing.